UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Investment Portfolios, Core Value Portfolio

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Core Value Portfolio	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Brian Ferguson, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of 2.82%, and its Service shares returned 2.67%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 4.66% for the same period.2

U.S. equities gained ground amid rising corporate earnings and improved global economic conditions, but value-oriented stocks generally underperformed their more growth-oriented counterparts. The fund lagged its benchmark, largely due to disappointing stock selections in the consumer staples, financials, energy, and utilities sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund focuses on stocks of large-cap value companies. The fund typically invests mainly in the stocks of U.S. issuers, and will limit its holdings of foreign stocks to 20% of the value of its total assets.

When choosing stocks, the fund uses a “bottom-up” stock-selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value-screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum.

Earnings and Economic Growth Supported Ongoing Rally

Stocks opened the year by building on gains achieved in the final weeks of 2016, driven higher by better-than-expected corporate earnings and encouraging economic data—including a strong U.S. labor market and better economic data in Europe and the emerging markets. Several broad market indices reached a series of new highs in the first few months of 2017, with value-oriented indices, such as the Index, rising alongside growth-oriented indices.

However, U.S. economic growth soon appeared to slow. U.S. GDP estimates fell short of expectations, and wage growth remained sluggish. In addition, the presidential administration encountered difficulties enacting promised changes to the health care system, casting doubt on its ability to implement other policy initiatives. Stocks dipped in response to these developments in late March. Although the broader market recovered quickly, resuming its climb in mid-April, value-oriented stocks lagged due to investor preference for shares of companies with strong growth of earnings. As a result, the Index ended the reporting period below its March highs, lagging the broader market.

Disappointing Stock Selections Undermined Performance

The fund’s performance relative to the Index suffered from a lack of exposure to tobacco stocks that we considered overvalued, but which performed well compared to other consumer staples companies. In addition, the fund’s holdings among food product companies, such as Kellogg, Conagra Brands, and Kraft Heinz, came under pressure from lower-than-expected sales as consumer demand for packaged foods has weakened. In the financials sector, consumer finance company Synchrony Financial was hurt by negative credit trends, while investment banking firm Goldman Sachs Group and diversified company Voya Financial reported disappointing earnings. In

3

DISCUSSION OF FUND PERFORMANCE (continued)

the energy sector, holdings such as Anadarko Petroleum, Occidental Petroleum, and several others declined in response to weakening oil prices. Underweighted exposure to the utilities sector further detracted from relative results.

On a more positive note, the fund outperformed the Index in the information technology sector, avoiding some the sector’s laggards while investing in relatively strong stocks such as industrial glass and ceramics manufacturer Corning and semiconductor maker Texas Instruments. In the industrials sector, returns benefited from investments in aerospace-and-defense contractors, such as Raytheon and General Dynamics as well as diversified manufacturers Honeywell International and United Technologies. In the health care sector, returns were enhanced by overweighted exposure to well-positioned service providers—including UnitedHealth Group, AmerisourceBergen, and Humana—as well as several equipment-and-supply providers—such as Boston Scientific and Abbott Laboratories. The fund further benefited from underweighted exposure to the weak-performing telecommunication services sector, and from a few individual holdings in other areas, including container maker Packaging Corporation of America and beverage bottler Coca-Cola European Partners.

Anticipating Accelerating Economic Growth

Despite the U.S. economy’s sluggish growth in early 2017, our analysis shows prospects for accelerating growth for the second half of the year, bolstered by improving global economic conditions. Therefore, as of the end of the reporting period, we have emphasized investments in areas that tend to be more sensitive to economic developments, such as companies in the materials, information technology, financials, and industrials sectors. The fund holds a neutral weighting in the energy sector. We have allocated relatively few assets to more richly valued, yield-oriented areas, with underweighted exposure to stocks in the utilities, real estate, consumer discretionary, health care, consumer staples, and telecommunication services sectors.

July 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to those of other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Core Value Portfolio from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.78	$7.04
Ending value (after expenses)	$1,028.20	$1,026.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.76	$7.00
Ending value (after expenses)	$1,019.09	$1,017.85

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Initial shares and 1.40% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Automobiles & Components - 1.1%
Goodyear Tire & Rubber	9,643		337,119
Banks - 11.4%
BB&T	5,624		255,386
Citigroup	14,013		937,189
JPMorgan Chase & Co.	15,591		1,425,017
PNC Financial Services Group	3,548		443,039
SunTrust Banks	4,959		281,274
			3,341,905
Capital Goods - 9.0%
General Dynamics	2,491		493,467
Honeywell International	3,223		429,594
L3 Technologies	1,816		303,417
Quanta Services	6,630	[a]	218,260
Raytheon	3,104		501,234
United Technologies	5,597		683,450
			2,629,422
Consumer Services - .5%
Las Vegas Sands	2,196		140,302
Diversified Financials - 10.9%
American Express	4,374		368,466
Ameriprise Financial	2,230		283,857
Berkshire Hathaway, Cl. B	7,624	[a]	1,291,277
Capital One Financial	3,082		254,635
Raymond James Financial	2,294		184,025
Synchrony Financial	14,557		434,090
Voya Financial	9,780		360,784
			3,177,134
Energy - 10.5%
Anadarko Petroleum	7,604		344,765
EOG Resources	7,014		634,907
Halliburton	8,407		359,063
Hess	8,561		375,571
Occidental Petroleum	11,453		685,691
Phillips 66	4,888		404,189
Pioneer Natural Resources	1,709		272,722
			3,076,908

6

Common Stocks - 99.0% (continued)	Shares		Value ($)
Exchange-Traded Funds - 1.0%
iShares Russell 1000 Value ETF	2,486		289,445
Food & Staples Retailing - .5%
Walgreens Boots Alliance	1,831		143,386
Food, Beverage & Tobacco - 7.6%
Coca-Cola	7,066		316,910
Coca-Cola European Partners	5,897		239,831
Conagra Brands	7,042		251,822
Kellogg	5,027		349,175
Kraft Heinz	3,146		269,423
Molson Coors Brewing, Cl. B	6,309		544,719
Mondelez International, Cl. A	6,087		262,898
			2,234,778
Health Care Equipment & Services - 6.9%
Abbott Laboratories	7,748		376,630
Aetna	2,914		442,433
AmerisourceBergen	2,540		240,106
Boston Scientific	8,939	[a]	247,789
Hologic	3,908	[a]	177,345
Humana	929		223,536
UnitedHealth Group	1,643		304,645
			2,012,484
Insurance - 6.6%
Allstate	3,278		289,906
American International Group	4,580		286,342
Athene Holding, Cl. A	7,176		356,001
Chubb	2,098		305,007
Hartford Financial Services Group	4,299		225,998
Prudential Financial	4,285		463,380
			1,926,634
Materials - 7.5%
CF Industries Holdings	12,067	[b]	337,393
Dow Chemical	5,739		361,959
Martin Marietta Materials	1,448		322,296
Newmont Mining	9,934		321,762
Packaging Corporation of America	4,478		498,804
Vulcan Materials	2,754		348,877
			2,191,091
Media - 2.2%
Comcast, Cl. A	9,032		351,525

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Media - 2.2% (continued)
Omnicom Group	3,528		292,471
			643,996
Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
Bristol-Myers Squibb	2,530		140,972
Eli Lilly & Co.	1,806		148,634
Gilead Sciences	3,004		212,623
Johnson & Johnson	2,762		365,385
Merck & Co.	10,357		663,780
			1,531,394
Real Estate - 1.2%
Uniti Group	13,754		345,776
Retailing - 1.0%
Nordstrom	6,041	[b]	288,941
Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments	5,207		400,575
Software & Services - 4.3%
Alphabet, Cl. A	286	[a]	265,889
eBay	6,469	[a]	225,898
Oracle	11,085		555,802
Teradata	6,952	[a,b]	205,014
			1,252,603
Technology Hardware & Equipment - 6.0%
Apple	2,959		426,155
Cisco Systems	20,642		646,095
Corning	13,337		400,777
Harris	2,633		287,208
			1,760,235
Telecommunication Services - 2.4%
AT&T	18,310		690,836
Transportation - .7%
Delta Air Lines	4,017		215,874
Utilities - 1.1%
FirstEnergy	11,054		322,335
Total Common Stocks (cost $24,435,751)			28,953,173

8

Investment of Cash Collateral for Securities Loaned - 2.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $831,035)	831,035	[c]	831,035
Total Investments (cost $25,266,786)	101.8%		29,784,208
Liabilities, Less Cash and Receivables	(1.8%)		(532,669)
Net Assets	100.0%		29,251,539

ETF—Exchange-Traded Fund

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $822,984 and the value of the collateral held by the fund was $835,903, consisting of cash collateral of $831,035 and U.S. Government & Agency securities valued at $4,868.

cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.4
Diversified Financials	10.9
Energy	10.5
Capital Goods	9.0
Food, Beverage & Tobacco	7.6
Materials	7.5
Health Care Equipment & Services	6.9
Insurance	6.6
Technology Hardware & Equipment	6.0
Pharmaceuticals, Biotechnology & Life Sciences	5.2
Software & Services	4.3
Money Market Investment	2.8
Telecommunication Services	2.4
Media	2.2
Semiconductors & Semiconductor Equipment	1.4
Real Estate	1.2
Automobiles & Components	1.1
Utilities	1.1
Exchange-Traded Funds	1.0
Retailing	1.0
Transportation	.7
Food & Staples Retailing	.5
Consumer Services	.5
101.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $822,984)—Note 1(b):
Unaffiliated issuers	24,435,751	28,953,173
Affiliated issuers	831,035	831,035
Cash		23,207
Receivable for investment securities sold		700,040
Dividends and securities lending income receivable		42,038
Prepaid expenses		178
		30,549,671
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		27,687
Liability for securities on loan—Note 1(b)		831,035
Payable for investment securities purchased		408,110
Payable for shares of Beneficial Interest redeemed		3,688
Accrued expenses		27,612
		1,298,132
Net Assets ($)		29,251,539
Composition of Net Assets ($):
Paid-in capital		22,965,944
Accumulated undistributed investment income—net		102,506
Accumulated net realized gain (loss) on investments		1,665,667
Accumulated net unrealized appreciation (depreciation) on investments		4,517,422
Net Assets ($)		29,251,539

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	17,662,038	11,589,501
Shares Outstanding	1,058,527	688,078
Net Asset Value Per Share ($)	16.69	16.84

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	278,395
Affiliated issuers	272
Income from securities lending—Note 1(b)	631
Total Income	279,298
Expenses:
Management fee—Note 3(a)	109,856
Professional fees	26,030
Distribution fees—Note 3(b)	14,596
Custodian fees—Note 3(b)	13,293
Trustees’ fees and expenses—Note 3(c)	4,626
Prospectus and shareholders’ reports	4,310
Loan commitment fees—Note 2	337
Shareholder servicing costs—Note 3(b)	98
Miscellaneous	10,120
Total Expenses	183,266
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	183,259
Investment Income—Net	96,039
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,941,470
Net unrealized appreciation (depreciation) on investments	(1,214,618)
Net Realized and Unrealized Gain (Loss) on Investments	726,852
Net Increase in Net Assets Resulting from Operations	822,891

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	96,039	323,862
Net realized gain (loss) on investments	1,941,470	1,863,490
Net unrealized appreciation (depreciation) on investments	(1,214,618)	2,792,011
Net Increase (Decrease) in Net Assets Resulting from Operations	822,891	4,979,363
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(204,693)	(191,807)
Service Shares	(110,815)	(77,183)
Net realized gain on investments:
Initial Shares	(1,140,309)	(2,717,752)
Service Shares	(768,727)	(1,526,399)
Total Distributions	(2,224,544)	(4,513,141)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	697,685	1,790,283
Service Shares	347,852	341,208
Distributions reinvested:
Initial Shares	1,345,002	2,909,559
Service Shares	879,542	1,603,582
Cost of shares redeemed:
Initial Shares	(1,503,750)	(6,180,059)
Service Shares	(816,670)	(1,370,060)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	949,661	(905,487)
Total Increase (Decrease) in Net Assets	(451,992)	(439,265)
Net Assets ($):
Beginning of Period	29,703,531	30,142,796
End of Period	29,251,539	29,703,531
Undistributed investment income—net	102,506	321,975
Capital Share Transactions (Shares):
Initial Shares
Shares sold	41,830	108,329
Shares issued for distributions reinvested	81,073	201,075
Shares redeemed	(86,131)	(378,750)
Net Increase (Decrease) in Shares Outstanding	36,772	(69,346)
Service Shares
Shares sold	19,369	21,023
Shares issued for distributions reinvested	52,479	109,759
Shares redeemed	(46,970)	(84,512)
Net Increase (Decrease) in Shares Outstanding	24,878	46,270

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2017		Year Ended December 31,
Initial Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.58	17.61	20.38	19.43	14.28	12.17
Investment Operations:
Investment income—net[a]	.06	.19	.17	.15	.16	.19
Net realized and unrealized gain (loss) on investments	.43	2.46	(.55)	1.78	5.20	2.04
Total from Investment Operations	.49	2.65	(.38)	1.93	5.36	2.23
Distributions:
Dividends from investment income—net	(.21)	(.18)	(.16)	(.18)	(.21)	(.12)
Dividends from net realized gain on investments	(1.17)	(2.50)	(2.23)	(.80)	—	—
Total Distributions	(1.38)	(2.68)	(2.39)	(.98)	(.21)	(.12)
Net asset value, end of period	16.69	17.58	17.61	20.38	19.43	14.28
Total Return (%)	2.82[b]	18.32	(2.22)	10.31	37.87	18.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[c]	1.07	1.07	1.03	1.02	1.05
Ratio of net expenses to average net assets	1.15[c]	1.07	1.07	1.03	.99	.80
Ratio of net investment income to average net assets	.76[c]	1.20	.92	.79	.95	1.43
Portfolio Turnover Rate	47.26[b]	87.64	105.48	66.78	65.33	67.59
Net Assets, end of period ($ x 1,000)	17,662	17,958	19,216	21,637	20,605	16,630

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended June 30, 2017		Year Ended December 31,
Service Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.71	17.71	20.48	19.51	14.34	12.23
Investment Operations:
Investment income—net[a]	.04	.15	.12	.11	.12	.16
Net realized and unrealized gain (loss) on investments	.43	2.48	(.55)	1.79	5.22	2.04
Total from Investment Operations	.47	2.63	(.43)	1.90	5.34	2.20
Distributions:
Dividends from investment income—net	(.17)	(.13)	(.11)	(.13)	(.17)	(.09)
Dividends from net realized gain on investments	(1.17)	(2.50)	(2.23)	(.80)	—	—
Total Distributions	(1.34)	(2.63)	(2.34)	(.93)	(.17)	(.09)
Net asset value, end of period	16.84	17.71	17.71	20.48	19.51	14.34
Total Return (%)	2.67[b]	18.00	(2.50)	10.09	37.52	18.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.40[c]	1.32	1.32	1.28	1.27	1.30
Ratio of net expenses to average net assets	1.40[c]	1.32	1.32	1.28	1.24	1.05
Ratio of net investment income to average net assets	.51[c]	.94	.67	.54	.70	1.17
Portfolio Turnover Rate	47.26[b]	87.64	105.48	66.78	65.33	67.59
Net Assets, end of period ($ x 1,000)	11,590	11,745	10,927	13,165	15,451	12,560

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Core Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	28,663,728	-	-	28,663,728
Exchange-Traded Funds	289,445	-	-	289,445

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Company	831,035	-	-	831,035

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $132 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

18

affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	3,620,507	3,620,507	-	-
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	-	3,991,165	3,160,130	831,035	2.8
Total	-	7,611,672	6,780,637	831,035	2.8

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $528,010 and long-term capital gains $3,985,131. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, Service shares were charged $14,596 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

20

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $56 for transfer agency services and $7 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $7.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $13,293 pursuant to the custody agreement.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,980, Distribution Plan fees $2,378, custodian fees $4,500, Chief Compliance Officer fees $2,802 and transfer agency fees $27.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2017, amounted to $13,853,231 and $14,689,307, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $4,517,422, consisting of $5,078,549 gross unrealized appreciation and $561,127 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

For More Information

Dreyfus Investment Portfolios, Core Value Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0172SA0617

Dreyfus Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, MidCap Stock Portfolio	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 4.48%, and its Service shares produced a total return of 4.33%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), produced a total return of 5.99% for the same period.2

Mid-cap stocks gained ground over the first half of 2017 amid better-than-expected corporate earnings reports and favorable global economic developments. The fund lagged its benchmark, primarily due to shortfalls in the information technology, consumer discretionary, utilities, and real estate sectors.

Effective March 9, 2017, Peter D. Goslin and Syed A. Zamil became portfolio managers for the fund.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate, as represented by the Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the Index is a primary goal of the investment process.

The portfolio managers select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum and sentiment and earnings quality measures.

Earnings and Economic Growth Supported Ongoing Rally

Over the first half of 2017, equities generally continued to build on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings and encouraging global economic developments drove the Index to a series of new highs in February and early March. While concerns about the new U.S. presidential administration’s ability to implement its business-friendly policy proposals slowed the pace of the market’s advance in the early spring, mid-cap stocks quickly erased those losses and reached new all-time highs in June.

Eight of the Index’s eleven market sectors produced positive absolute returns during the reporting period, led by the health care and information technology sectors. In contrast, the energy sector was undermined by weakening oil and gas prices, and telecommunication services stocks also posted negative returns during the period.

Fund Strategies Produced Mixed Results

The fund participated significantly in the Index’s gains over the first half of the year, but its relative performance was constrained by some security selection and industry allocation shortfalls. In the information technology sector, disappointing stock picks, particularly among software

3

DISCUSSION OF FUND PERFORMANCE (continued)

companies, weighed on results compared to the Index. In addition, the fund’s security selection process proved relatively ineffective in the utilities and real estate sectors. An overweight exposure and disappointing stock selection detracted from performance within the specialty retail industry in the consumer discretionary sector.

Among individual holdings, bedding manufacturer Tempur Sealy International lost value when a contract was terminated with a key retailer of the company’s products. Industrial distributor HD Supply Holdings declined when it missed quarterly earnings targets and announced a divestiture that was expected to be dilutive to earnings. Real estate investment trust Tanger Factory Outlet Centers declined sharply when it reduced future earnings guidance in an increasingly challenging retail environment.

On a more positive note, the fund achieved better-than-average results in the lagging energy sector, in part due to underweighted exposure to energy equipment providers. Stock selection in the oil, gas, and consumable fuels industry also added value to the energy sector. The fund also benefited from relatively strong stock selections in the financials sector. The top individual performer for the reporting period was medical instruments supplier Mettler-Toledo International, which reported better-than-expected earnings and issued higher future earnings guidance to analysts. In the industrials sector, homebuilder NVR advanced steadily over the reporting period after a positive earnings surprise in January. In the materials sector, glass containers manufacturer Owens-Illinois reported better-than-expected earnings over two consecutive quarters.

A Disciplined Approach to Stock Picking

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P MidCap 400®Indexprovides investors with a benchmark for mid-sized companies. The index measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.41	$5.67
Ending value (after expenses)	$1,044.80	$1,043.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.36	$5.61
Ending value (after expenses)	$1,020.48	$1,019.24

† Expenses are equal to the fund’s annualized expense ratio of .87% for Initial shares and 1.12% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - .3%
Visteon	5,300	[a]	540,918
Banks - 6.2%
Cathay General Bancorp	69,395		2,633,540
Comerica	15,100		1,105,924
Commerce Bancshares	5,187	[b]	294,777
East West Bancorp	15,465		905,940
First Horizon National	156,960	[b]	2,734,243
Synovus Financial	75,290		3,330,830
UMB Financial	2,600		194,636
Washington Federal	13,300		441,560
			11,641,450
Capital Goods - 13.8%
A.O. Smith	23,000		1,295,590
Curtiss-Wright	31,900		2,927,782
Donaldson	71,200		3,242,448
GATX	33,585	[b]	2,158,508
Huntington Ingalls Industries	2,765		514,732
Jacobs Engineering Group	9,500		516,705
Lennox International	18,875		3,466,205
Oshkosh	42,800		2,948,064
Owens Corning	22,990		1,538,491
Spirit AeroSystems Holdings, Cl. A	39,955		2,314,993
Toro	49,000		3,395,210
Woodward	25,670		1,734,779
			26,053,507
Commercial & Professional Services - .8%
MSA Safety	18,900		1,534,113
Consumer Durables & Apparel - 4.7%
Brunswick	54,420		3,413,767
KB Home	78,680	[b]	1,885,960
NVR	1,470	[a,b]	3,543,597
			8,843,324
Consumer Services - 1.7%
Darden Restaurants	28,265		2,556,287
International Speedway, Cl. A	16,000		600,800
			3,157,087

6

Common Stocks - 99.4% (continued)	Shares		Value ($)
Diversified Financials - 2.9%
Eaton Vance	68,600		3,246,152
SEI Investments	42,800		2,301,784
			5,547,936
Energy - 2.7%
Cimarex Energy	8,300		780,283
CONSOL Energy	48,400	[a,b]	723,096
ONEOK	46,700		2,435,872
World Fuel Services	32,050		1,232,322
			5,171,573
Food, Beverage & Tobacco - 3.0%
ConAgra Foods	62,400		2,231,424
Ingredion	26,450		3,153,104
Tootsie Roll Industries	6,000	[b]	209,100
			5,593,628
Health Care Equipment & Services - 6.7%
Halyard Health	41,200	[a]	1,618,336
Hologic	34,925	[a]	1,584,896
Masimo	33,100	[a]	3,018,058
Teleflex	13,575		2,820,342
WellCare Health Plans	20,100	[a]	3,609,156
			12,650,788
Household & Personal Products - 1.6%
Church & Dwight	49,300		2,557,684
Spectrum Brands Holdings	3,800	[b]	475,152
			3,032,836
Insurance - 5.7%
CNO Financial Group	136,360		2,847,197
Everest Re Group	3,770		959,804
Old Republic International	124,260		2,426,798
Primerica	38,445	[b]	2,912,209
Reinsurance Group of America	12,945		1,662,009
			10,808,017
Materials - 9.5%
Cabot	10,795		576,777
Celanese, Ser. A	12,900		1,224,726
Chemours	23,700		898,704
Eagle Materials	18,100		1,672,802
Greif, Cl. A	24,800	[b]	1,383,344
Huntsman	13,700		354,008

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Materials - 9.5% (continued)
Louisiana-Pacific	55,700	[a]	1,342,927
Owens-Illinois	134,700	[a]	3,222,024
Reliance Steel & Aluminum	32,420		2,360,500
Sensient Technologies	11,600		934,148
Steel Dynamics	33,545		1,201,246
Worthington Industries	55,445	[b]	2,784,448
			17,955,654
Media - 2.1%
John Wiley & Sons, Cl. A	27,800		1,466,450
Meredith	42,000	[b]	2,496,900
			3,963,350
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Agilent Technologies	19,150		1,135,786
Charles River Laboratories International	25,820	[a]	2,611,693
Mettler-Toledo International	4,650	[a]	2,736,711
United Therapeutics	16,875	[a]	2,189,194
			8,673,384
Real Estate - 7.5%
Brixmor Property Group	8,800	[c]	157,344
First Industrial Realty Trust	100,400	[c]	2,873,448
Hospitality Properties Trust	17,635	[c]	514,060
Kilroy Realty	20,355	[c]	1,529,678
Lamar Advertising, Cl. A	45,095	[b,c]	3,317,639
Tanger Factory Outlet Centers	65,700	[c]	1,706,886
Urban Edge Properties	78,400	[c]	1,860,432
Weingarten Realty Investors	71,570	[b,c]	2,154,257
			14,113,744
Retailing - 4.7%
Best Buy	28,200		1,616,706
Big Lots	52,040	[b]	2,513,532
Burlington Stores	18,500	[a]	1,701,815
Chico's FAS	138,000		1,299,960
Dick's Sporting Goods	33,900	[b]	1,350,237
Foot Locker	6,180		304,550
			8,786,800
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic	44,600	[a]	2,797,312
Software & Services - 9.7%
Acxiom	31,250	[a]	811,875

8

Common Stocks - 99.4% (continued)	Shares		Value ($)
Software & Services - 9.7% (continued)
CDK Global	31,400		1,948,684
Citrix Systems	3,525	[a]	280,520
Convergys	90,365		2,148,880
DST Systems	51,800		3,196,060
Fair Isaac	16,900		2,356,029
Manhattan Associates	59,150	[a]	2,842,749
MAXIMUS	48,100	[b]	3,012,503
Science Applications International	19,900		1,381,458
VeriSign	3,380	[a,b]	314,205
			18,292,963
Technology Hardware & Equipment - 5.8%
Belden	23,880		1,801,268
Dolby Laboratories, Cl. A	26,600		1,302,336
F5 Networks	4,800	[a]	609,888
Juniper Networks	48,000		1,338,240
NCR	74,935	[a]	3,060,345
Tech Data	9,600	[a]	969,600
Vishay Intertechnology	110,200	[b]	1,829,320
			10,910,997
Utilities - 3.9%
FirstEnergy	58,775		1,713,879
MDU Resources Group	113,300		2,968,460
Westar Energy	52,390		2,777,718
			7,460,057
Total Common Stocks (cost $159,818,387)			187,529,438
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $678,642)	678,642	[d]	678,642

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 5.5%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $10,435,238)	10,435,238	[d]	10,435,238
Total Investments (cost $170,932,267)	105.3%		198,643,318
Liabilities, Less Cash and Receivables	(5.3%)		(10,065,798)
Net Assets	100.0%		188,577,520

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $24,044,657 and the value of the collateral held by the fund was $24,563,441, consisting of cash collateral of $10,435,238 and U.S. Government & Agency securities valued at $14,128,203.

cInvestment in real estate investment trust.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	13.8
Software & Services	9.7
Materials	9.5
Real Estate	7.5
Health Care Equipment & Services	6.7
Banks	6.2
Money Market Investments	5.9
Technology Hardware & Equipment	5.8
Insurance	5.7
Consumer Durables & Apparel	4.7
Retailing	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.6
Utilities	3.9
Food, Beverage & Tobacco	3.0
Diversified Financials	2.9
Energy	2.7
Media	2.1
Consumer Services	1.7
Household & Personal Products	1.6
Semiconductors & Semiconductor Equipment	1.5
Commercial & Professional Services	.8
Automobiles & Components	.3
105.3

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $24,044,657)—Note 1(b):
Unaffiliated issuers	159,818,387	187,529,438
Affiliated issuers	11,113,880	11,113,880
Cash		25,414
Receivable for investment securities sold		427,774
Dividends and securities lending income receivable		194,997
Prepaid expenses and other assets		3,507
		199,295,010
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		137,860
Liability for securities on loan—Note 1(b)		10,435,238
Payable for shares of Beneficial Interest redeemed		100,276
Accrued expenses		44,116
		10,717,490
Net Assets ($)		188,577,520
Composition of Net Assets ($):
Paid-in capital		152,750,854
Accumulated undistributed investment income—net		498,121
Accumulated net realized gain (loss) on investments		7,617,494
Accumulated net unrealized appreciation (depreciation) on investments		27,711,051
Net Assets ($)		188,577,520

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	119,909,955	68,667,565
Shares Outstanding	5,869,591	3,373,123
Net Asset Value Per Share ($)	20.43	20.36

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,351,517
Affiliated issuers	2,542
Income from securities lending—Note 1(b)	22,300
Interest	10
Total Income	1,376,369
Expenses:
Management fee—Note 3(a)	704,704
Distribution fees—Note 3(b)	82,855
Prospectus and shareholders’ reports	35,852
Professional fees	33,151
Trustees’ fees and expenses—Note 3(c)	23,201
Custodian fees—Note 3(b)	6,633
Loan commitment fees—Note 2	1,860
Shareholder servicing costs—Note 3(b)	852
Miscellaneous	10,572
Total Expenses	899,680
Less—reduction in fees due to earnings credits—Note 3(b)	(71)
Net Expenses	899,609
Investment Income—Net	476,760
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,705,868
Net unrealized appreciation (depreciation) on investments	453
Net Realized and Unrealized Gain (Loss) on Investments	7,706,321
Net Increase in Net Assets Resulting from Operations	8,183,081

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	476,760	1,868,362
Net realized gain (loss) on investments	7,705,868	3,001,502
Net unrealized appreciation (depreciation) on investments	453	19,665,475
Net Increase (Decrease) in Net Assets Resulting from Operations	8,183,081	24,535,339
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(1,318,278)	(1,238,123)
Service Shares	(571,428)	(437,208)
Net realized gain on investments:
Initial Shares	(1,947,592)	(8,219,760)
Service Shares	(1,048,153)	(3,656,285)
Total Distributions	(4,885,451)	(13,551,376)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,998,957	9,957,409
Service Shares	8,827,560	15,951,441
Distributions reinvested:
Initial Shares	3,265,870	9,457,883
Service Shares	1,619,581	4,093,493
Cost of shares redeemed:
Initial Shares	(11,686,009)	(26,474,897)
Service Shares	(6,944,564)	(9,488,390)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,918,605)	3,496,939
Total Increase (Decrease) in Net Assets	1,379,025	14,480,902
Net Assets ($):
Beginning of Period	187,198,495	172,717,593
End of Period	188,577,520	187,198,495
Undistributed investment income—net	498,121	1,911,067
Capital Share Transactions (Shares):
Initial Shares
Shares sold	146,951	530,948
Shares issued for distributions reinvested	163,703	537,991
Shares redeemed	(574,337)	(1,445,546)
Net Increase (Decrease) in Shares Outstanding	(263,683)	(376,607)
Service Shares
Shares sold	436,186	863,832
Shares issued for distributions reinvested	81,427	233,381
Shares redeemed	(342,313)	(514,524)
Net Increase (Decrease) in Shares Outstanding	175,300	582,689

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2017 (Unaudited)

		Year Ended December 31,
Initial Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	20.09	18.95	23.03	20.87	15.68	13.16
Investment Operations:
Investment income—net[a]	.06	.21	.18	.14	.20	.23
Net realized and unrealized gain (loss) on investments	.83	2.50	(.50)	2.35	5.24	2.36
Total from Investment Operations	.89	2.71	(.32)	2.49	5.44	2.59
Distributions:
Dividends from investment income—net	(.22)	(.21)	(.14)	(.21)	(.25)	(.07)
Dividends from net realized gain on investments	(.33)	(1.36)	(3.62)	(.12)	-	-
Total Distributions	(.55)	(1.57)	(3.76)	(.33)	(.25)	(.07)
Net asset value, end of period	20.43	20.09	18.95	23.03	20.87	15.68
Total Return (%)	4.48[b]	15.47	(2.29)	12.09	34.99	19.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.85	.85	.85	.86	.85
Ratio of net expenses to average net assets	.87[c]	.85	.85	.85	.86	.85
Ratio of net investment income to average net assets	.59[c]	1.16	.89	.64	1.11	1.58
Portfolio Turnover Rate	36.03[b]	65.52	80.27	83.06	68.72	73.96
Net Assets, end of period ($ x 1,000)	119,910	123,226	123,354	160,482	158,682	128,410

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended June 30, 2017 (Unaudited)

		Year Ended December 31,
Service Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	20.00	18.88	22.97	20.83	15.65	13.14
Investment Operations:
Investment income—net[a]	.03	.17	.15	.09	.16	.19
Net realized and unrealized gain (loss) on investments	.84	2.47	(.52)	2.34	5.23	2.35
Total from Investment Operations	.87	2.64	(.37)	2.43	5.39	2.54
Distributions:
Dividends from investment income—net	(.18)	(.16)	(.10)	(.17)	(.21)	(.03)
Dividends from net realized gain on investments	(.33)	(1.36)	(3.62)	(.12)	-	-
Total Distributions	(.51)	(1.52)	(3.72)	(.29)	(.21)	(.03)
Net asset value, end of period	20.36	20.00	18.88	22.97	20.83	15.65
Total Return (%)	4.33[b]	15.20	(2.52)	11.76	34.70	19.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[c]	1.10	1.10	1.10	1.11	1.10
Ratio of net expenses to average net assets	1.12[c]	1.10	1.10	1.10	1.11	1.10
Ratio of net investment income to average net assets	.35[c]	.94	.72	.40	.86	1.32
Portfolio Turnover Rate	36.03[b]	65.52	80.27	83.06	68.72	73.96
Net Assets, end of period ($ x 1,000)	68,668	63,972	49,363	35,213	23,838	17,836

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

18

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities- Domestic Common Stocks†	187,529,438	-	-	187,529,438
Registered Investment Companies	11,113,880	-	-	11,113,880

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $5,172 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,199,499	12,249,810	12,770,667	678,642.4
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	12,494,102	64,114,465	66,173,329	10,435,238	5.5
Total	13,693,601	76,364,275	78,943,996	11,113,880	5.9

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

20

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $1,675,331 and long-term capital gains $11,876,045. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, Service shares were charged $82,855 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $436 for transfer agency services and $55 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $55.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $6,633 pursuant to the custody agreement. These fees were partially offset by earnings credits of $16.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,513, Distribution Plan fees $14,130, custodian fees $4,152, Chief Compliance Officer fees $2,802 and transfer agency fees $263.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2017, amounted to $67,808,638 and $74,135,138, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $27,711,051, consisting of $31,818,328 gross unrealized appreciation and $4,107,277 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Investment Portfolios, MidCap Stock Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0174SA0617

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by portfolio managers Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, of Mellon Capital Management Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 2.40%.1 In comparison, the fund’s benchmark, the S&P SmallCap 600® Index (the “Index”), produced a 2.79% total return for the same period.2,3

Small-cap stocks produced mildly positive returns as investors favored larger companies in an environment of improving global economic growth. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund invests in a representative sample of stocks included in the Index, and in futures whose performance is tied to the Index.

The fund attempts to have a correlation between its performance and that of the Index of at least .95, before fees and expenses. The fund’s portfolio managers select investments for fund by using a “sampling” process based on market capitalization, industry representation and other fundamental benchmark characteristics.

Markets Rose Despite Political Uncertainties

Over the first half of 2017, U.S. equities built on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings, a robust U.S. labor market, and encouraging global economic developments supported higher stock prices in January and February. While concerns about the new U.S. presidential administration’s ability to implement its business-friendly policy proposals produced heightened market volatility in the early spring, U.S. stocks quickly rebounded when consumer spending remained resilient and global economic growth appeared to gain momentum. In addition, some companies and industry groups benefited from waning concerns about potentially protectionist U.S. trade policies. These developments bolstered investor confidence and enabled stocks to rally through the reporting period’s end.

Small-cap stocks participated only partially in the broader market’s rise, as investors favored large-cap stocks with exposure to global markets. Unlike large-cap indices, the Index did not exceed its most recent record high, established in December 2016, over the first six months of the year. Within the small-cap market, growth stocks substantially outperformed value-oriented stocks.

Health Care and Technology Stocks Led the Market’s Advance

The health care sector was the top-performing segment of the Index for the reporting period despite uncertainty surrounding new health care reform legislation. Medical device manufacturers rallied amid expectations that taxes imposed by the Affordable Care Act would be eliminated, and health care service providers, such as HMOs and hospitals, advanced when it became clearer that a return to free emergency room care for uninsured patients was unlikely. Meanwhile, small-cap pharmaceutical companies benefited from expectations that more business-friendly regulators would speed drug approvals and relax marketing restrictions, and previous concerns eased regarding potential price controls.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In the information technology sector, optical networking companies, data centers, and cloud computing specialists saw increased corporate spending as businesses upgraded their networks, and semiconductor producers experienced higher demand from smartphone manufacturers at the start of a new product cycle featuring enhanced mobile capabilities. The consumer discretionary sector also fared relatively well, bolstered by rising levels of disposable income among consumers. Travel volumes increased, which buoyed revenues and earnings of hotel operators, restaurant chains, and leisure companies. However, brick-and-mortar retailers continued to struggle with intensifying online competition.

The energy sector proved to be the weakest segment of the Index over the reporting period due to declining commodity prices. In particular, coal companies were hurt by competition with lower-cost natural gas, which more than offset the benefits of more industry-friendly government policies. In addition, shale oil and gas producers encountered higher costs for the materials used in hydraulic fracturing. The financials sector also lagged broader market averages, mainly due to weakness among banks that have seen sluggish demand for mortgage refinancing and automobile loans. In the materials sector, paper and forest products companies were hurt by a controversy over tariffs on Canadian lumber, and U.S. steelmakers contended with softer commodity prices and competition from lower-cost imports.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to be sustainable, and corporate earnings have continued to grow. However, these constructive market conditions could be undermined by geopolitical instability and ongoing uncertainty surrounding the presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The Dreyfus Corporation has agreed to pay all of the fund’s expenses except management fees, Rule 12b-1 fees, and certain other expenses, including fees and expenses of the non-interested board members and their counsel.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”), and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,024.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	57,985	[a]	904,566
Cooper-Standard Holdings	14,028	[a]	1,415,004
Dorman Products	21,959	[a]	1,817,546
Fox Factory Holding	21,918	[a]	780,281
Gentherm	26,291	[a]	1,020,091
LCI Industries	19,140	[b]	1,959,936
Motorcar Parts of America	9,250	[a]	261,220
Standard Motor Products	15,343		801,211
Superior Industries International	15,892		326,581
Winnebago Industries	18,060	[b]	632,100
			9,918,536
Banks - 9.7%
Ameris Bancorp	29,689		1,431,010
Astoria Financial	60,484		1,218,753
Banc of California	39,170	[b]	842,155
Bank Mutual	45,912		420,095
Banner	16,819		950,442
BofI Holding	37,777	[a,b]	896,070
Boston Private Financial Holdings	69,416		1,065,536
Brookline Bancorp	63,316		924,414
Central Pacific Financial	27,298		859,068
City Holding	11,305		744,660
Columbia Banking System	44,913		1,789,783
Community Bank System	35,899	[b]	2,002,087
Customers Bancorp	24,608	[a]	695,914
CVB Financial	78,237		1,754,856
Dime Community Bancshares	26,640		522,144
Fidelity Southern	9,216		210,678
First BanCorp	140,123	[a]	811,312
First Commonwealth Financial	75,862		961,930
First Financial Bancorp	49,734		1,377,632
First Financial Bankshares	50,056	[b]	2,212,475
First Midwest Bancorp	53,202		1,240,139
Glacier Bancorp	57,914		2,120,232
Great Western Bancorp	39,754		1,622,361
Hanmi Financial	28,113		799,815
HomeStreet	16,866	[a]	466,767

6

Common Stocks - 99.5% (continued)	Shares		Value ($)
Banks - 9.7% (continued)
Hope Bancorp	87,332		1,628,742
Independent Bank	20,758		1,383,521
LegacyTexas Financial Group	29,177		1,112,519
LendingTree	4,950	[a,b]	852,390
National Bank Holdings, Cl. A	23,168		767,092
NBT Bancorp	32,730	[b]	1,209,373
Northfield Bancorp	40,619		696,616
Northwest Bancshares	66,620	[b]	1,039,938
OFG Bancorp	39,762		397,620
Old National Bancorp	100,949		1,741,370
Opus Bank	8,118		196,456
Oritani Financial	32,881		560,621
Provident Financial Services	40,346		1,023,981
S&T Bancorp	21,689	[b]	777,768
ServisFirst Bancshares	30,202	[b]	1,114,152
Simmons First National, Cl. A	19,452		1,029,011
Southside Bancshares	23,344		815,653
Sterling Bancorp	99,647	[b]	2,316,793
Tompkins Financial	10,433		821,286
TrustCo Bank	73,889		572,640
United Community Banks	50,109		1,393,030
Walker & Dunlop	21,649	[a]	1,057,121
Westamerica Bancorporation	18,802	[b]	1,053,664
			51,501,685
Capital Goods - 10.9%
AAON	29,791	[b]	1,097,798
AAR	22,521		782,830
Actuant, Cl. A	40,824	[b]	1,004,270
Aegion	22,030	[a]	482,016
Aerojet Rocketdyne Holdings	56,043	[a]	1,165,694
Aerovironment	11,429	[a]	436,588
Alamo Group	8,690	[b]	789,139
Albany International, Cl. A	18,642		995,483
American Woodmark	11,266	[a]	1,076,466
Apogee Enterprises	21,310	[b]	1,211,260
Applied Industrial Technologies	29,139		1,720,658
Astec Industries	16,168		897,486
Axon Enterprise	34,554	[a,b]	868,688
AZZ	18,933		1,056,461

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Capital Goods - 10.9% (continued)
Barnes Group	37,011		2,166,254
Briggs & Stratton	26,629		641,759
Chart Industries	25,628	[a]	890,060
CIRCOR International	11,283	[b]	669,985
Comfort Systems USA	29,354		1,089,033
Cubic	17,778		823,121
DXP Enterprises	11,135	[a]	384,158
Encore Wire	13,980		596,946
Engility Holdings	12,341	[a]	350,484
EnPro Industries	14,063	[b]	1,003,676
ESCO Technologies	17,189	[b]	1,025,324
Federal Signal	49,967		867,427
Franklin Electric	28,989		1,200,145
General Cable	37,624		615,152
Gibraltar Industries	26,055	[a]	928,861
Greenbrier Companies	22,099	[b]	1,022,079
Griffon	22,456	[b]	492,909
Harsco	61,207	[a]	985,433
Hillenbrand	49,799		1,797,744
Insteel Industries	12,523		412,883
John Bean Technologies	21,715		2,128,070
Kaman	17,441		869,783
Lindsay	7,198	[b]	642,422
Lydall	14,798	[a]	765,057
Mercury Systems	32,060	[a]	1,349,405
Moog, Cl. A	25,432	[a]	1,823,983
Mueller Industries	42,585		1,296,713
MYR Group	14,017	[a]	434,807
National Presto Industries	4,074		450,177
Orion Group Holdings	13,205	[a]	98,641
Patrick Industries	11,739	[a]	855,186
PGT Innovations	29,745	[a]	380,736
Powell Industries	6,957	[b]	222,554
Proto Labs	19,502	[a,b]	1,311,509
Quanex Building Products	31,665	[b]	669,715
Raven Industries	27,093	[b]	902,197
Simpson Manufacturing	29,671		1,296,919
SPX	35,216	[a]	886,035
SPX FLOW	28,667	[a]	1,057,239

8

Common Stocks - 99.5% (continued)	Shares		Value ($)
Capital Goods - 10.9% (continued)
Standex International	8,749		793,534
Tennant	13,085	[b]	965,673
Titan International	26,746	[b]	321,219
Trex	23,598	[a]	1,596,641
Triumph Group	38,526	[b]	1,217,422
Universal Forest Products	16,130		1,408,310
Veritiv	6,222	[a]	279,990
Vicor	5,214	[a]	93,331
Wabash National	47,845	[b]	1,051,633
Watts Water Technologies, Cl. A	19,674		1,243,397
			57,960,568
Commercial & Professional Services - 5.4%
ABM Industries	38,696		1,606,658
Brady, Cl. A	38,018		1,288,810
Brink's	35,077		2,350,159
Essendant	29,363		435,453
Exponent	17,517	[b]	1,021,241
Healthcare Services Group	51,465	[b]	2,410,106
Heidrick & Struggles International	18,289		397,786
Insperity	14,611		1,037,381
Interface	51,408		1,010,167
Kelly Services, Cl. A	26,769		600,964
Korn/Ferry International	39,121		1,350,848
LSC Communications	23,271		497,999
Matthews International, Cl. A	24,135		1,478,269
Mobile Mini	28,897		862,575
Multi-Color	9,241	[b]	754,066
Navigant Consulting	35,692	[a]	705,274
On Assignment	37,761	[a]	2,044,758
R.R. Donnelley & Sons Co.	50,747	[b]	636,367
Resources Connection	23,446		321,210
Team	17,910	[a,b]	419,990
Tetra Tech	41,523		1,899,677
TrueBlue	35,789	[a]	948,408
UniFirst	11,086	[b]	1,559,800
US Ecology	13,881		700,991
Viad	15,085		712,766
WageWorks	27,981	[a]	1,880,323
			28,932,046

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 4.0%
Callaway Golf	77,614		991,907
Cavco Industries	5,259	[a]	681,829
Crocs	56,695	[a]	437,118
Ethan Allen Interiors	22,249	[b]	718,643
Fossil Group	30,672	[a,b]	317,455
G-III Apparel Group	31,265	[a]	780,062
Iconix Brand Group	41,516	[a,b]	286,876
Installed Building Products	12,528	[a]	663,358
iRobot	21,225	[a,b]	1,785,871
La-Z-Boy	39,585		1,286,512
LGI Homes	10,172	[a,b]	408,711
M.D.C. Holdings	31,275	[b]	1,104,946
M/I Homes	19,688	[a]	562,092
Meritage Homes	25,768	[a]	1,087,410
Movado Group	12,012		303,303
Nautilus	24,151	[a]	462,492
Oxford Industries	11,749	[b]	734,195
Perry Ellis International	14,574	[a]	283,610
Steven Madden	42,221	[a]	1,686,729
Sturm Ruger & Co.	15,159	[b]	942,132
TopBuild	30,068	[a]	1,595,709
Unifi	6,466	[a]	199,153
Universal Electronics	8,629	[a]	576,849
Vera Bradley	19,358	[a]	189,321
Vista Outdoor	39,238	[a,b]	883,247
William Lyon Homes, Cl. A	17,036	[a,b]	411,249
Wolverine World Wide	76,814		2,151,560
			21,532,339
Consumer Services - 3.8%
American Public Education	10,067	[a]	238,085
Belmond, Cl. A	51,185	[a]	680,761
Biglari Holdings	752	[a]	300,604
BJ's Restaurants	16,029	[a]	597,080
Bob Evans Farms	13,732		986,370
Boyd Gaming	62,062		1,539,758
Capella Education	8,832		756,019
Career Education	51,594	[a]	495,302
Chuy's Holdings	9,720	[a]	227,448
Dave & Buster's Entertainment	28,676	[a,b]	1,907,241

10

Common Stocks - 99.5% (continued)	Shares		Value ($)
Consumer Services - 3.8% (continued)
DineEquity	12,356	[b]	544,282
El Pollo Loco Holdings	15,034	[a,b]	208,221
Fiesta Restaurant Group	21,024	[a]	434,146
ILG	74,266		2,041,572
Marcus	12,090		365,118
Marriott Vacations Worldwide	17,319		2,039,312
Monarch Casino & Resort	8,958	[a]	270,980
Penn National Gaming	61,005	[a]	1,305,507
Red Robin Gourmet Burgers	8,347	[a,b]	544,642
Regis	16,914	[a]	173,707
Ruby Tuesday	25,738	[a]	51,733
Ruth's Hospitality Group	25,023		544,250
Scientific Games, Cl. A	41,872	[a]	1,092,859
Shake Shack, Cl. A	11,681	[a,b]	407,433
Sonic	34,830	[b]	922,647
Strayer Education	7,765		723,853
Wingstop	20,762	[b]	641,546
			20,040,476
Diversified Financials - 3.2%
Capstead Mortgage	67,802	[b,c]	707,175
Donnelley Financial Solutions	23,529		540,226
Encore Capital Group	15,456	[a,b]	620,558
Enova International	24,200	[a]	359,370
Evercore Partners, Cl. A	30,661		2,161,600
EZCORP, Cl. A	29,131	[a]	224,309
Financial Engines	41,617	[b]	1,523,182
FirstCash	33,517		1,954,041
Green Dot, Cl. A	32,919	[a]	1,268,369
Greenhill & Co.	24,772	[b]	497,917
Interactive Brokers Group, Cl. A	46,446	[b]	1,738,009
INTL. FCStone	9,952	[a]	375,788
Investment Technology Group	17,301		367,473
Piper Jaffray	11,638		697,698
PRA Group	32,909	[a,b]	1,247,251
Virtus Investment Partners	4,939		547,982
Waddell & Reed Financial, Cl. A	62,019	[b]	1,170,919
WisdomTree Investments	84,765	[b]	862,060
World Acceptance	5,215	[a,b]	390,656
			17,254,583

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Energy - 2.8%
Archrock	53,614		611,200
Atwood Oceanics	61,121	[a,b]	498,136
Bill Barrett	74,590	[a]	228,991
Bristow Group	24,254	[b]	185,543
CARBO Ceramics	17,978	[a,b]	123,149
Carrizo Oil & Gas	59,684	[a,b]	1,039,695
Cloud Peak Energy	53,169	[a,b]	187,687
Contango Oil & Gas	25,529	[a]	169,513
Denbury Resources	286,842	[a,b]	438,868
Era Group	14,812	[a]	140,122
Exterran	23,781	[a]	634,953
Geospace Technologies	11,124	[a]	153,845
Green Plains	29,023		596,423
Gulf Island Fabrication	9,026		104,702
Helix Energy Solutions Group	104,697	[a]	590,491
Matrix Service	24,747	[a]	231,384
McDermott International	207,675	[a]	1,489,030
Newpark Resources	53,270	[a]	391,535
Noble	179,926	[b]	651,332
Northern Oil and Gas	65,150	[a,b]	91,210
PDC Energy	39,997	[a]	1,724,271
Pioneer Energy Services	56,043	[a]	114,888
REX American Resources	4,961	[a,b]	479,034
SEACOR Holdings	9,941	[a,b]	340,976
SRC Energy	140,289	[a,b]	944,145
Tesco	34,444	[a]	153,276
TETRA Technologies	81,691	[a]	227,918
Unit	41,740	[a,b]	781,790
US Silica Holdings	52,208	[b]	1,852,862
			15,176,969
Food & Staples Retailing - .4%
Andersons	18,136		619,344
SpartanNash	27,857		723,168
SUPERVALU	205,032	[a]	674,555
			2,017,067
Food, Beverage & Tobacco - 2.0%
B&G Foods	45,078	[b]	1,604,777
Calavo Growers	12,626	[b]	871,825
Cal-Maine Foods	18,108	[a,b]	717,077

12

Common Stocks - 99.5% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.0% (continued)
Coca-Cola Bottling Co. Consolidated	3,215		735,817
Darling Ingredients	121,795	[a]	1,917,053
J&J Snack Foods	10,538		1,391,754
John B. Sanfilippo & Son	6,388		403,147
Sanderson Farms	14,528	[b]	1,680,163
Seneca Foods, Cl. A	3,166	[a]	98,304
Universal	20,535		1,328,614
			10,748,531
Health Care Equipment & Services - 8.2%
Abaxis	16,834	[b]	892,539
Aceto	21,592		333,596
Almost Family	6,631	[a]	408,801
Amedisys	19,779	[a]	1,242,319
AMN Healthcare Services	37,107	[a,b]	1,449,028
Analogic	9,725		706,521
AngioDynamics	34,711	[a]	562,665
Anika Therapeutics	8,511	[a,b]	419,933
BioTelemetry	24,137	[a]	807,383
Cantel Medical	26,738		2,083,158
Chemed	12,401	[b]	2,536,377
Community Health Systems	86,650	[a,b]	863,034
Computer Programs & Systems	5,020		164,656
CONMED	16,592		845,196
CorVel	7,586	[a]	359,956
Cross Country Healthcare	22,752	[a]	293,728
CryoLife	15,470	[a]	308,627
Diplomat Pharmacy	28,207	[a,b]	417,464
Ensign Group	29,538		643,042
Haemonetics	41,217	[a,b]	1,627,659
HealthEquity	32,453	[a,b]	1,617,133
HealthStream	15,937	[a]	419,462
HMS Holdings	69,416	[a]	1,284,196
ICU Medical	10,848	[a]	1,871,280
Inogen	13,430	[a]	1,281,491
Integer Holdings	20,997	[a]	908,120
Integra LifeSciences Holdings	46,046	[a]	2,509,967
Invacare	18,826	[b]	248,503
Kindred Healthcare	59,570		693,991
Landauer	7,625		398,788

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.2% (continued)
Lantheus Holdings	20,291	[a]	358,136
LeMaitre Vascular	9,195	[b]	287,068
LHC Group	11,843	[a]	804,021
Magellan Health	16,707	[a]	1,217,940
Meridian Bioscience	28,214		444,371
Merit Medical Systems	35,142	[a]	1,340,667
Natus Medical	28,002	[a,b]	1,044,475
Neogen	27,159	[a]	1,876,958
Omnicell	25,775	[a]	1,110,902
OraSure Technologies	41,094	[a]	709,282
Orthofix International	12,932	[a]	601,079
PharMerica	19,622	[a]	515,078
Providence Service	7,760	[a]	392,734
Quality Systems	38,858	[a]	668,746
Quorum Health	26,493	[a]	109,946
Select Medical Holdings	81,171	[a]	1,245,975
Surmodics	11,952	[a]	336,449
Tivity Health	28,150	[a]	1,121,777
U.S. Physical Therapy	8,450		510,380
Varex Imaging	27,297	[b]	922,639
			43,817,236
Household & Personal Products - .6%
Central Garden & Pet	9,912	[a,b]	315,102
Central Garden & Pet, Cl. A	24,380	[a]	731,888
Inter Parfums	12,560	[b]	460,324
Medifast	10,428		432,449
WD-40	11,548	[b]	1,274,322
			3,214,085
Insurance - 3.1%
American Equity Investment Life Holding	63,829		1,677,426
AMERISAFE	14,542		828,167
eHealth	9,483	[a]	178,280
Employers Holdings	24,714		1,045,402
HCI Group	7,204	[b]	338,444
Horace Mann Educators	27,091		1,024,040
Infinity Property & Casualty	7,636		717,784
Maiden Holdings	61,849		686,524
Navigators Group	14,610		802,089
ProAssurance	40,157		2,441,546

14

Common Stocks - 99.5% (continued)	Shares		Value ($)
Insurance - 3.1% (continued)
RLI	26,018		1,421,103
Safety Insurance Group	11,955		816,526
Selective Insurance Group	42,073		2,105,754
Stewart Information Services	17,811		808,263
United Fire Group	13,444		592,343
United Insurance Holdings	12,380		194,737
Universal Insurance Holdings	25,566		644,263
			16,322,691
Materials - 5.2%
A. Schulman	22,470		719,040
AdvanSix	21,500		671,660
AK Steel Holding	235,018	[a,b]	1,544,068
American Vanguard	24,989		431,060
Balchem	22,488		1,747,542
Boise Cascade	27,691	[a]	841,806
Calgon Carbon	37,249		562,460
Century Aluminum	32,048	[a]	499,308
Clearwater Paper	12,329	[a]	576,381
Deltic Timber	9,427	[b]	703,820
Flotek Industries	31,941	[a,b]	285,553
FutureFuel	20,611		311,020
H.B. Fuller	39,405	[b]	2,013,990
Hawkins	6,957		322,457
Haynes International	9,379		340,551
Ingevity	31,431	[a]	1,804,139
Innophos Holdings	15,930		698,371
Innospec	17,320		1,135,326
Kaiser Aluminum	13,621		1,205,731
KapStone Paper and Packaging	65,944		1,360,425
Koppers Holdings	15,946	[a]	576,448
Kraton	20,815	[a]	716,869
LSB Industries	14,961	[a,b]	154,547
Materion	17,501		654,537
Myers Industries	16,620		298,329
Neenah Paper	12,279	[b]	985,390
Olympic Steel	7,105		138,405
P.H. Glatfelter	27,153		530,570
Quaker Chemical	9,347		1,357,465
Rayonier Advanced Materials	34,445	[b]	541,475

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Materials - 5.2% (continued)
Schweitzer-Mauduit International	25,424		946,536
Stepan	14,241		1,240,961
SunCoke Energy	46,193	[a]	503,504
TimkenSteel	31,589	[a,b]	485,523
Tredegar	17,737		270,489
US Concrete	9,849	[a,b]	773,639
			27,949,395
Media - .8%
E.W. Scripps, Cl. A	45,059	[a,b]	802,501
Gannett Company	93,013	[b]	811,073
New Media Investment Group	30,988		417,718
Scholastic	20,403		889,367
Time	72,535		1,040,877
World Wrestling Entertainment, Cl. A	23,043	[b]	469,386
			4,430,922
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Acorda Therapeutics	35,118	[a,b]	691,825
Albany Molecular Research	13,848	[a]	300,502
AMAG Pharmaceuticals	29,597	[a,b]	544,585
Amphastar Pharmaceuticals	29,551	[a]	527,781
ANI Pharmaceuticals	6,181	[a]	289,271
Cambrex	26,115	[a]	1,560,371
Cytokinetics	34,041	[a]	411,896
Depomed	46,456	[a,b]	498,937
Eagle Pharmaceuticals	6,291	[a,b]	496,297
Emergent BioSolutions	25,247	[a]	856,126
Enanta Pharmaceuticals	10,507	[a]	378,042
Heska	4,586	[a]	468,093
Impax Laboratories	49,833	[a]	802,311
Innoviva	64,376	[a]	824,013
Lannett	22,289	[a,b]	454,696
Ligand Pharmaceuticals	14,000	[a,b]	1,699,600
Luminex	32,306		682,303
Medicines	51,927	[a,b]	1,973,745
MiMedx Group	76,809	[a,b]	1,149,831
Momenta Pharmaceuticals	46,361	[a]	783,501
Myriad Genetics	50,084	[a,b]	1,294,171
Nektar Therapeutics	113,694	[a]	2,222,718
Phibro Animal Health, Cl. A	16,907		626,404

16

Common Stocks - 99.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
Progenics Pharmaceuticals	51,155	[a,b]	347,342
Repligen	25,791	[a,b]	1,068,779
SciClone Pharmaceuticals	47,312	[a]	520,432
Spectrum Pharmaceuticals	46,601	[a,b]	347,177
Sucampo Pharmaceuticals, Cl. A	18,058	[a,b]	189,609
Supernus Pharmaceuticals	37,824	[a]	1,630,214
			23,640,572
Real Estate - 7.1%
Acadia Realty Trust	62,268	[c]	1,731,050
Agree Realty	18,290	[c]	838,962
American Assets Trust	29,405	[c]	1,158,263
Apollo Commercial Real Estate Finance	69,354	[b,c]	1,286,517
Armada Hoffler Properties	21,654	[b]	280,419
CareTrust	55,881	[c]	1,036,034
CBL & Associates Properties	126,286	[b,c]	1,064,591
Cedar Realty Trust	39,978	[c]	193,893
Chatham Lodging Trust	28,159	[c]	565,714
Chesapeake Lodging Trust	47,132	[c]	1,153,320
CoreSite Realty	24,930	[b,c]	2,581,003
DiamondRock Hospitality	149,386	[b,c]	1,635,777
EastGroup Properties	25,284	[b,c]	2,118,799
Forestar Group	28,023	[a,c]	480,594
Four Corners Property Trust	42,195	[c]	1,059,516
Franklin Street Properties	69,483	[c]	769,872
Getty Realty	24,992	[c]	627,299
Government Properties Income Trust	72,217	[b,c]	1,322,293
Hersha Hospitality Trust	30,606		566,517
HFF, Cl. A	27,388		952,281
Independence Realty Trust	43,563	[b]	429,967
Kite Realty Group Trust	56,056	[b,c]	1,061,140
Lexington Realty Trust	165,239	[c]	1,637,518
LTC Properties	31,639	[c]	1,625,928
National Storage Affiliates Trust	32,532	[c]	751,815
Parkway	26,892	[c]	615,558
Pennsylvania Real Estate Investment Trust	55,342	[c]	626,471
PS Business Parks	15,459	[c]	2,046,617
Ramco-Gershenson Properties Trust	58,473	[c]	754,302
RE/MAX Holdings, Cl. A	12,851		720,299
Retail Opportunity Investments	83,312	[c]	1,598,757

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Real Estate - 7.1% (continued)
Sabra Health Care	50,818	[b,c]	1,224,714
Saul Centers	9,092	[c]	527,154
Summit Hotel Properties	82,091	[c]	1,530,997
Universal Health Realty Income Trust	10,840	[c]	862,214
Urstadt Biddle Properties, Cl. A	24,912	[c]	493,258
			37,929,423
Retailing - 5.3%
Abercrombie & Fitch, Cl. A	40,491		503,708
Asbury Automotive Group	14,197	[a,b]	802,840
Ascena Retail Group	126,393	[a]	271,745
Barnes & Noble	46,519		353,544
Barnes & Noble Education	33,819	[a]	359,496
Big 5 Sporting Goods	17,923	[b]	233,895
Buckle	23,265	[b]	414,117
Caleres	31,890		885,904
Cato, Cl. A	19,471		342,495
Core-Mark Holding	31,620		1,045,357
DSW, Cl. A	49,468	[b]	875,584
Express	59,864	[a]	404,082
Finish Line, Cl. A	33,102		469,055
Five Below	42,999	[a,b]	2,122,861
Francesca's Holdings	34,335	[a]	375,625
Fred's, Cl. A	20,037	[b]	184,942
FTD Companies	13,197	[a]	263,940
Genesco	15,168	[a]	514,195
Group 1 Automotive	15,230		964,364
Guess?	35,987	[b]	459,914
Haverty Furnitures	14,386		361,089
Hibbett Sports	13,391	[a,b]	277,863
J.C. Penney	225,834	[a,b]	1,050,128
Kirkland's	7,728	[a]	79,444
Lithia Motors, Cl. A	17,129	[b]	1,614,066
Lumber Liquidators Holdings	18,625	[a,b]	466,743
MarineMax	24,178	[a]	472,680
Monro Muffler Brake	22,741		949,437
Nutrisystem	21,832	[b]	1,136,356
Ollie's Bargain Outlet Holdings	33,814	[a,b]	1,440,476
PetMed Express	15,029	[b]	610,177
Rent-A-Center	48,434	[b]	567,646

18

Common Stocks - 99.5% (continued)	Shares		Value ($)
Retailing - 5.3% (continued)
RH	22,316	[a,b]	1,439,828
Select Comfort	33,422	[a]	1,186,147
Shoe Carnival	13,858	[b]	289,355
Shutterfly	24,811	[a]	1,178,522
Sonic Automotive, Cl. A	16,855		327,830
Stein Mart	8,459	[b]	14,296
Tailored Brands	37,520	[b]	418,723
The Children's Place	13,393		1,367,425
Tile Shop Holdings	29,255		604,116
Vitamin Shoppe	17,196	[a]	200,333
Zumiez	8,636	[a,b]	106,655
			28,006,998
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries	30,040	[a]	1,943,288
Brooks Automation	52,438		1,137,380
Cabot Microelectronics	18,590		1,372,500
CEVA	13,968	[a]	634,846
Cohu	23,974		377,351
Diodes	29,166	[a]	700,859
DSP Group	26,285	[a]	304,906
Kopin	29,661	[a,b]	110,042
Kulicke & Soffa Industries	57,317	[a]	1,090,169
MaxLinear	38,586	[a]	1,076,164
MKS Instruments	38,974		2,622,950
Nanometrics	22,257	[a]	562,880
Power Integrations	21,516		1,568,516
Rambus	78,208	[a]	893,917
Rudolph Technologies	29,354	[a]	670,739
Semtech	49,473	[a]	1,768,660
Veeco Instruments	33,731	[a]	939,408
Xperi	37,282		1,111,004
			18,885,579
Software & Services - 4.8%
8x8	62,791	[a]	913,609
Agilysys	7,915	[a]	80,100
Blucora	30,131	[a]	638,777
Bottomline Technologies	28,203	[a]	724,535
CACI International, Cl. A	17,710	[a]	2,214,635
Cardtronics, Cl. A	35,687	[a]	1,172,675

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Software & Services - 4.8% (continued)
CSG Systems International	24,181		981,265
DHI Group	39,509	[a]	112,601
Ebix	15,754	[b]	849,141
ExlService Holdings	26,351	[a]	1,464,589
Forrester Research	6,829		267,355
Gigamon	22,728	[a,b]	894,347
Liquidity Services	15,009	[a]	95,307
LivePerson	38,041	[a]	418,451
ManTech International, Cl. A	19,696		815,020
MicroStrategy, Cl. A	7,375	[a]	1,413,566
Monotype Imaging Holdings	25,242		461,929
NIC	50,668		960,159
Perficient	31,543	[a]	587,962
Progress Software	39,863		1,231,368
Qualys	24,401	[a]	995,561
QuinStreet	18,606	[a]	77,587
Shutterstock	15,974	[a,b]	704,134
SPS Commerce	11,997	[a]	764,929
Stamps.com	12,085	[a,b]	1,871,664
Sykes Enterprises	31,449	[a]	1,054,485
Synchronoss Technologies	33,600	[a,b]	552,720
TeleTech Holdings	11,484	[b]	468,547
TiVo	82,653		1,541,478
VASCO Data Security International	17,060	[a]	244,811
Virtusa	17,805	[a]	523,467
XO Group	20,522	[a]	361,598
			25,458,372
Technology Hardware & Equipment - 6.2%
ADTRAN	33,603		693,902
Anixter International	22,064	[a]	1,725,405
Applied Optoelectronics	12,861	[a,b]	794,681
Badger Meter	22,180		883,873
Bel Fuse, Cl. B	7,659		189,177
Benchmark Electronics	39,041	[a]	1,261,024
Black Box	14,232		121,684
CalAmp	20,002	[a,b]	406,641
Comtech Telecommunications	12,955		245,756
Cray	26,405	[a]	485,852
CTS	20,943	[b]	452,369

20

Common Stocks - 99.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.2% (continued)
Daktronics	32,023		308,381
Digi International	29,073	[a]	295,091
Electro Scientific Industries	11,165	[a,b]	92,000
Electronics For Imaging	34,534	[a]	1,636,221
ePlus	8,152	[a]	604,063
Fabrinet	24,576	[a,b]	1,048,412
FARO Technologies	14,552	[a,b]	550,066
Harmonic	45,336	[a,b]	238,014
II-VI	38,823	[a]	1,331,629
Insight Enterprises	23,766	[a]	950,402
Itron	26,493	[a]	1,794,901
Lumentum Holdings	39,746	[a]	2,267,509
Methode Electronics	29,082		1,198,178
MTS Systems	10,694	[b]	553,949
NETGEAR	26,349	[a]	1,135,642
Oclaro	93,414	[a,b]	872,487
OSI Systems	11,661	[a]	876,324
Park Electrochemical	21,056		387,852
Plexus	25,269	[a]	1,328,391
Rogers	14,036	[a]	1,524,590
Sanmina	55,870	[a]	2,128,647
ScanSource	20,975	[a]	845,292
Super Micro Computer	23,543	[a,b]	580,335
TTM Technologies	69,112	[a,b]	1,199,784
Viavi Solutions	177,528	[a]	1,869,370
			32,877,894
Telecommunication Services - 1.0%
ATN International	8,208	[b]	561,756
Cincinnati Bell	29,510	[a]	576,921
Cogent Communications Holdings	32,675	[b]	1,310,267
Consolidated Communications Holdings	41,718	[b]	895,685
General Communication, Cl. A	18,218	[a]	667,508
Iridium Communications	62,281	[a,b]	688,205
Lumos Networks	18,825	[a]	336,403
Spok Holdings	14,757		261,199
			5,297,944
Transportation - 2.5%
Allegiant Travel	8,913		1,208,603
ArcBest	14,574		300,224

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Transportation - 2.5% (continued)
Atlas Air Worldwide Holdings	19,905	[a]	1,038,046
Echo Global Logistics	13,088	[a]	260,451
Forward Air	24,427		1,301,471
Hawaiian Holdings	40,294	[a]	1,891,803
Heartland Express	38,619	[b]	804,048
Hub Group, Cl. A	24,977	[a]	957,868
Knight Transportation	51,692	[b]	1,915,189
Marten Transport	17,814		488,104
Matson	27,533		827,091
Roadrunner Transportation Systems	35,182	[a]	255,773
Saia	16,530	[a]	847,989
SkyWest	40,680		1,427,868
			13,524,528
Utilities - 2.7%
ALLETE	36,959		2,649,221
American States Water	24,854	[b]	1,178,328
Avista	49,639		2,107,672
California Water Service Group	31,494		1,158,979
El Paso Electric	32,567		1,683,714
Northwest Natural Gas	19,092	[b]	1,142,656
South Jersey Industries	59,017		2,016,611
Spire	36,787	[b]	2,565,893
			14,503,074
Total Common Stocks (cost $399,339,924)			530,941,513
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
1.08%, 12/7/17 (cost $199,044)	200,000	[d]	199,071
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,253,163)	3,253,163	[e]	3,253,163

22

Investment of Cash Collateral for Securities Loaned - 9.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $51,690,204)	51,690,204	[e]	51,690,204
Total Investments (cost $454,482,335)	109.8%		586,083,951
Liabilities, Less Cash and Receivables	(9.8%)		(52,479,691)
Net Assets	100.0%		533,604,260

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $122,104,606 and the value of the collateral held by the fund was $125,268,516, consisting of cash collateral of $51,690,204 and U.S. Government & Agency securities valued at $73,578,312.

cInvestment in real estate investment trust.

dHeld by or on behalf of a counterparty for open futures contracts.

eInvestment in affiliated money market mutual fund.

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.9
Short-Term/Money Market Investments	10.3
Banks	9.7
Health Care Equipment & Services	8.2
Real Estate	7.1
Technology Hardware & Equipment	6.2
Commercial & Professional Services	5.4
Retailing	5.3
Materials	5.2
Software & Services	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Consumer Durables & Apparel	4.0
Consumer Services	3.8
Semiconductors & Semiconductor Equipment	3.5
Diversified Financials	3.2
Insurance	3.1
Energy	2.8
Utilities	2.7
Transportation	2.5
Food, Beverage & Tobacco	2.0
Automobiles & Components	1.9
Telecommunication Services	1.0
Media	.8
Household & Personal Products	.6
Food & Staples Retailing	.4
109.8

† Based on net assets.

See notes to financial statements.

24

STATEMENT OF FUTURES
June 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) ($)

Futures Long
Russell 2000 Mini	43	3,040,745	September 2017	(10,111)
Gross Unrealized Depreciation				(10,111)

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $122,104,606)—Note 1(b):
Unaffiliated issuers	399,538,968	531,140,584
Affiliated issuers	54,943,367	54,943,367
Cash		159,858
Receivable for investment securities sold		3,123,012
Dividends and securities lending income receivable		581,930
Other assets		13,826
		589,962,577
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		250,339
Liability for securities on loan—Note 1(b)		51,690,204
Payable for investment securities purchased		3,870,496
Payable for shares of Beneficial Interest redeemed		537,206
Payable for futures variation margin—Note 4		7,991
Accrued expenses		2,081
		56,358,317
Net Assets ($)		533,604,260
Composition of Net Assets ($):
Paid-in capital		385,244,520
Accumulated undistributed investment income—net		2,533,194
Accumulated net realized gain (loss) on investments		14,235,041
Accumulated net unrealized appreciation (depreciation) on investments [including ($10,111) net unrealized (depreciation) on futures]		131,591,505
Net Assets ($)		533,604,260
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		29,114,406
Net Asset Value Per Share ($)		18.33

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $483 foreign taxes withheld at source):
Unaffiliated issuers	3,817,931
Affiliated issuers	10,205
Income from securities lending—Note 1(b)	191,007
Interest	2,025
Total Income	4,021,168
Expenses:
Management fee—Note 3(a)	920,226
Distribution fees—Note 3(b)	657,304
Trustees’ fees—Note 3(a,c)	72,675
Loan commitment fees—Note 2	4,729
Interest expense—Note 2	58
Total Expenses	1,654,992
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(72,675)
Net Expenses	1,582,317
Investment Income—Net	2,438,851
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,128,770
Net realized gain (loss) on futures	43,150
Net Realized Gain (Loss)	20,171,920
Net unrealized appreciation (depreciation) on investments	(10,258,035)
Net unrealized appreciation (depreciation) on futures	52,993
Net Unrealized Appreciation (Depreciation)	(10,205,042)
Net Realized and Unrealized Gain (Loss) on Investments	9,966,878
Net Increase in Net Assets Resulting from Operations	12,405,729

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	2,438,851	3,552,176
Net realized gain (loss) on investments	20,171,920	22,944,022
Net unrealized appreciation (depreciation) on investments	(10,205,042)	66,692,908
Net Increase (Decrease) in Net Assets Resulting from Operations	12,405,729	93,189,106
Distributions to Shareholders from ($):
Investment income—net	(3,553,050)	(2,881,636)
Net realized gain on investments	(23,252,520)	(27,317,040)
Total Distributions	(26,805,570)	(30,198,676)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	38,033,661	197,804,376
Distributions reinvested	26,805,570	30,198,676
Cost of shares redeemed	(52,438,486)	(63,090,822)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	12,400,745	164,912,230
Total Increase (Decrease) in Net Assets	(1,999,096)	227,902,660
Net Assets ($):
Beginning of Period	535,603,356	307,700,696
End of Period	533,604,260	535,603,356
Undistributed investment income—net	2,533,194	3,647,393
Capital Share Transactions (Shares):
Shares sold	2,055,697	11,747,279
Shares issued for distributions reinvested	1,528,254	2,029,481
Shares redeemed	(2,832,901)	(3,823,393)
Net Increase (Decrease) in Shares Outstanding	751,050	9,953,367

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2017		Year Ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	18.88	16.71	18.40	18.60	13.56	12.17
Investment Operations:
Investment income—net[a]	.08	.16	.16	.13	.11	.17
Net realized and unrealized gain (loss) on investments	.33	3.69	(.53)	.79	5.31	1.73
Total from Investment Operations	.41	3.85	(.37)	.92	5.42	1.90
Distributions:
Dividends from investment income—net	(.13)	(.16)	(.13)	(.11)	(.17)	(.06)
Dividends from net realized gain on investments	(.83)	(1.52)	(1.19)	(1.01)	(.21)	(.45)
Total Distributions	(.96)	(1.68)	(1.32)	(1.12)	(.38)	(.51)
Net asset value, end of period	18.33	18.88	16.71	18.40	18.60	13.56
Total Return (%)	2.40[b]	25.73	(2.33)	5.12	40.72	15.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	.63	.63	.63	.60	.60
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	.93[c]	.95	.90	.73	.70	1.32
Portfolio Turnover Rate	10.38[b]	24.24	19.72	14.30	16.76	13.66
Net Assets, end of period ($ x 1,000)	533,604	535,603	307,701	337,652	331,995	219,570

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

30

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	527,470,839	–	–	527,470,839
Equity Securities— Foreign Common Stocks†	3,470,674	–	–	3,470,674

32

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Companies	54,943,367	–	–	54,943,367
U.S. Treasury	–	199,071	–	199,071
Liabilities ($)
Other Financial Instruments:
Futures††	(10,111)	–	–	(10,111)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $42,305 from lending portfolio securities, pursuant to the securities lending agreement.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,920,308	37,653,438	39,320,583	3,253,163.6
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	34,545,409	96,933,588	79,788,793	51,690,204	9.7
Total	39,465,717	134,587,026	119,109,376	54,943,367	10.3

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

34

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $2,881,636 and long-term capital gains $27,317,040. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2017 was approximately $7,200 with a related weighted average annualized interest rate of 1.62%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees), and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2017, fees reimbursed by Dreyfus amounted to $72,675.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, the fund was charged $657,304 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $153,246 and Distribution Plan fees $109,461, which are offset against an expense reimbursement currently in effect in the amount of $12,368.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2017, amounted to $54,820,417 and $65,041,727, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2017 are set forth in the Statement of Futures.

36

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2017:

Average Market Value ($)
Equity futures	4,389,516

At June 30, 2017, accumulated net unrealized appreciation on investments was $131,601,616, consisting of $153,653,257 gross unrealized appreciation and $22,051,641 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

For More Information

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0410SA0617

Dreyfus Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Technology Growth Portfolio	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Barry K. Mills, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 21.68%, and its Service shares produced a total return of 21.58%.1 The fund’s benchmarks, the Morgan Stanley High-Technology 35 Index and the S&P 500® Index, produced total returns of 20.95% and 9.33%, respectively, over the same period.2,3

Equities gained ground amid continued U.S. economic growth and improving global economic trends. Technology stocks led the market’s rise. The fund outperformed its benchmarks by identifying several of the information technology sector’s better performers while avoiding some notable laggards.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities.

In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles, and/or favorable valuations.

Information Technology Sector Generated Rapid Growth

Stocks opened the year by building on gains achieved in the final weeks of 2016, and several broad market indices reached a series of new highs in January and February amid better-than-expected corporate earnings, robust mergers-and-acquisitions activity, and encouraging economic data—including a strong U.S. labor market and better economic data in Europe and the emerging markets. In March and early April, more sluggish economic growth and concerns regarding the administration’s ability to implement its pro-business agenda led to a brief market slump. However, consumer and business confidence remained strong, and global economic growth showed further signs of strength, bolstering investor sentiment and sending stocks higher in the closing months of the reporting period.

Technology stocks led the market’s advance by a wide margin, propelled by a host of factors. Corporate capital expenditures rose faster than expected, boosting earnings and revenues for a wide range of technology companies. New product cycles in high-growth areas such as mobile communications, autonomous vehicles, artificial intelligence, and the global internet further supported financial results. Furthermore, despite doubts regarding the prospects for passage of some U.S. government proposals, investors regarded technology companies as relatively independent of federal policy. As a result, the technology-focused Morgan Stanley High-Technology 35 Index produced more than twice the rate of return as the more broadly based S&P 500® Index.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Good Stock Selections Enhanced the Fund’s Returns

The fund’s relative performance benefited as much from the stocks we avoided as those in which we invested. Our security selection process weeded out legacy technology firms that have failed to adapt to current business challenges, including some of the sector’s largest and best-known players, such as Intel, International Business Machines, and Qualcomm, all of which lagged sector averages. Instead, we focused on faster-growing companies, many bringing disruptive new technologies to market. Top performers included payment processing firm Square, which is creating a global platform for small businesses; Tencent Holdings, China’s leading diversified Internet services provider; semiconductor maker NVIDIA, which produces microchips for artificial intelligence, speech recognition, and autonomous automotive systems; and Amazon.com, the increasingly ubiquitous online retailer that—with its announced acquisition of grocery chain Whole Foods—seemed poised to disrupt yet another industry. Other top performers included electronic commerce solutions provider First Data, cloud-based marketer HubSpot, consumer electronics maker Apple, and semiconductor developer Broadcom.

Of course, not all the fund’s investment decisions contributed positively to relative performance. We failed to invest in a few of the sector’s leading gainers, such as Alibaba Group Holding, and held underweighted positions in others, such as Arista Networks and Adobe Systems. Notable disappointments included semiconductor maker Texas Instruments, which produced better-than-expected earnings and revenues but nonetheless failed to keep pace with the sector’s gains, and messaging software developer Twilio, which lost a major client.

Disruptive Trends Continue to Produce Growth

As of the end of the reporting period, we believe the trends responsible for the information technology sector’s recently robust growth remain in place. The fund is positioned to benefit through investments in companies at the forefront of artificial intelligence, autonomous vehicles, interconnected devices, cloud computing, and software as a service (SaaS). While many of our most promising investments focus on disruptive technologies, we are also investing in attractively valued companies with well-established technologies that are making an effective transition to meet current demands.

July 17, 2017

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Bloomberg L.P. — The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index that measures the performance of 35 stocks from 9 technology subsectors. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Technology Growth Portfolio from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.51	$5.88
Ending value (after expenses)	$1,216.80	$1,215.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.11	$5.36
Ending value (after expenses)	$1,020.73	$1,019.49

† Expenses are equal to the fund’s annualized expense ratio of .82% for Initial shares and 1.07% for Service shares, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Application Software - 11.7%
Adobe Systems	96,999	[a]	13,719,539
Citrix Systems	98,283	[a]	7,821,361
HubSpot	55,486	[a]	3,648,205
salesforce.com	163,089	[a]	14,123,507
Splunk	133,704	[a,b]	7,606,421
			46,919,033
Automobile Manufacturers - 2.8%
Tesla	31,192	[a,b]	11,279,339
Cable & Satellite - 2.5%
Charter Communications, Cl. A	29,754	[a]	10,022,635
Communications Equipment - 4.7%
Arista Networks	32,236	[a,b]	4,828,630
Cisco Systems	455,940		14,270,922
			19,099,552
Data Processing & Outsourced Services - 6.1%
First Data, Cl. A	410,861	[a]	7,477,670
Square, Cl. A	254,874	[a]	5,979,344
Visa, Cl. A	117,101	[b]	10,981,732
			24,438,746
Electronic Components - 5.5%
Amphenol, Cl. A	130,593		9,640,375
Corning	412,609		12,398,900
			22,039,275
Health Care Equipment - 1.1%
ABIOMED	30,658	[a]	4,393,291
Internet & Direct Marketing Retail - 11.6%
Amazon.com	20,084	[a]	19,441,312
Netflix	82,674	[a]	12,352,322
Priceline Group	7,890	[a]	14,758,403
			46,552,037
Internet Software & Services - 16.3%
Alphabet, Cl. A	6,613	[a]	6,147,974
Alphabet, Cl. C	19,793	[a]	17,986,493
eBay	286,251	[a]	9,995,885
Facebook, Cl. A	110,960	[a]	16,752,741
Tencent Holdings	288,900		10,331,271

6

Common Stocks - 98.1% (continued)	Shares		Value ($)
Internet Software & Services - 16.3% (continued)
Twilio, Cl. A	148,308	[b]	4,317,246
			65,531,610
Semiconductors - 17.2%
Applied Materials	282,550		11,672,141
Broadcom	67,286		15,681,002
Lam Research	82,147		11,618,050
Microchip Technology	119,038	[b]	9,187,353
NVIDIA	69,793		10,089,276
Texas Instruments	143,524		11,041,301
			69,289,123
Systems Software - 13.0%
Microsoft	374,490		25,813,596
Oracle	308,892		15,487,845
ServiceNow	103,439	[a]	10,964,534
			52,265,975
Technology Hardware Storage & Peripherals - 5.6%
Apple	158,163		22,778,635
Total Common Stocks (cost $279,685,494)			394,609,251
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,553,750)	7,553,750	[c]	7,553,750
Investment of Cash Collateral for Securities Loaned - 3.5%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $14,103,932)	14,103,932	[c]	14,103,932
Total Investments (cost $301,343,176)	103.5%		416,266,933
Liabilities, Less Cash and Receivables	(3.5%)		(14,022,740)
Net Assets	100.0%		402,244,193

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $39,959,588 and the value of the collateral held by the fund was $40,958,123, consisting of cash collateral of $14,103,932 and U.S. Government & Agency securities valued at $26,854,191.

cInvestment in affiliated money market mutual fund.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors	17.2
Internet Software & Services	16.3
Systems Software	13.0
Application Software	11.7
Internet & Direct Marketing Retail	11.6
Data Processing & Outsourced Services	6.1
Technology Hardware Storage & Peripherals	5.6
Electronic Components	5.5
Money Market Investments	5.4
Communications Equipment	4.7
Automobile Manufacturers	2.8
Cable & Satellite	2.5
Health Care Equipment	1.1
103.5

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,959,588)—Note 1(b):
Unaffiliated issuers	279,685,494	394,609,251
Affiliated issuers	21,657,682	21,657,682
Cash		442,156
Dividends and securities lending income receivable		48,457
Prepaid expenses and other assets		4,910
		416,762,456
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		325,277
Liability for securities on loan—Note 1(b)		14,103,932
Payable for shares of Beneficial Interest redeemed		52,152
Accrued expenses		36,902
		14,518,263
Net Assets ($)		402,244,193
Composition of Net Assets ($):
Paid-in capital		274,683,266
Accumulated investment (loss)—net		(339,988)
Accumulated net realized gain (loss) on investments		12,977,158
Accumulated net unrealized appreciation (depreciation) on investments		114,923,757
Net Assets ($)		402,244,193

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	104,553,905	297,690,288
Shares Outstanding	5,117,333	15,320,062
Net Asset Value Per Share ($)	20.43	19.43

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,363,036
Affiliated issuers	40,173
Income from securities lending—Note 1(b)	84,260
Interest	6
Total Income	1,487,475
Expenses:
Management fee—Note 3(a)	1,371,841
Distribution fees—Note 3(b)	334,268
Trustees’ fees and expenses—Note 3(c)	54,080
Professional fees	22,171
Custodian fees—Note 3(b)	20,953
Prospectus and shareholders’ reports	8,028
Loan commitment fees—Note 2	3,351
Shareholder servicing costs—Note 3(b)	491
Miscellaneous	12,316
Total Expenses	1,827,499
Less—reduction in fees due to earnings credits—Note 3(b)	(36)
Net Expenses	1,827,463
Investment (Loss)—Net	(339,988)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,601,998
Net unrealized appreciation (depreciation) on investments	55,219,985
Net Realized and Unrealized Gain (Loss) on Investments	68,821,983
Net Increase in Net Assets Resulting from Operations	68,481,995

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment (loss)—net	(339,988)	(335,914)
Net realized gain (loss) on investments	13,601,998	19,002,594
Net unrealized appreciation (depreciation) on investments	55,219,985	(4,407,627)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,481,995	14,259,053
Distributions to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(4,962,679)	(4,600,212)
Service Shares	(14,008,431)	(11,204,730)
Total Distributions	(18,971,110)	(15,804,942)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,740,488	4,075,216
Service Shares	36,130,711	33,004,959
Distributions reinvested:
Initial Shares	4,962,679	4,600,212
Service Shares	14,008,431	11,204,730
Cost of shares redeemed:
Initial Shares	(5,220,245)	(17,367,887)
Service Shares	(13,932,435)	(34,355,018)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	39,689,629	1,162,212
Total Increase (Decrease) in Net Assets	89,200,514	(383,677)
Net Assets ($):
Beginning of Period	313,043,679	313,427,356
End of Period	402,244,193	313,043,679
Accumulated investment (loss)—net	(339,988)	-
Capital Share Transactions (Shares):
Initial Shares
Shares sold	188,012	238,348
Shares issued for distributions reinvested	261,607	279,309
Shares redeemed	(265,288)	(1,006,713)
Net Increase (Decrease) in Shares Outstanding	184,331	(489,056)
Service Shares
Shares sold	1,912,377	2,020,775
Shares issued for distributions reinvested	775,661	711,412
Shares redeemed	(741,668)	(2,080,062)
Net Increase (Decrease) in Shares Outstanding	1,946,370	652,125

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2017		Year Ended December 31,
Initial Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.69	17.78	18.65	18.38	13.84	11.97
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.01	(.04)	(.01)	(.01)	.00[b]
Net realized and unrealized gain (loss) on investments	3.76	.77	1.12	1.26	4.55	1.87
Total from Investment Operations	3.76	.78	1.08	1.25	4.54	1.87
Distributions:
Dividends from net realized gain on investments	(1.02)	(.87)	(1.95)	(.98)	—	—
Net asset value, end of period	20.43	17.69	17.78	18.65	18.38	13.84
Total Return (%)	21.68[c]	4.72	6.16	6.82	32.80	15.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.83	.83	.83	.85	.83
Ratio of net expenses to average net assets	.82[d]	.83	.83	.83	.85	.83
Ratio of net investment income (loss) to average net assets	(.00)[d,e]	.07	(.22)	(.05)	(.05)	.03
Portfolio Turnover Rate	24.43[c]	64.26	70.33	72.20	68.73	52.00
Net Assets, end of period ($ x 1,000)	104,554	87,243	96,422	96,320	96,786	79,353

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

12

Six Months Ended June 30, 2017		Year Ended December 31,
Service Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.88	17.06	18.01	17.82	13.45	11.66
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.08)	(.05)	(.04)	(.03)
Net realized and unrealized gain (loss) on investments	3.59	.72	1.08	1.22	4.41	1.82
Total from Investment Operations	3.57	.69	1.00	1.17	4.37	1.79
Distributions:
Dividends from net realized gain on investments	(1.02)	(.87)	(1.95)	(.98)	—	—
Net asset value, end of period	19.43	16.88	17.06	18.01	17.82	13.45
Total Return (%)	21.58[b]	4.38	5.92	6.58	32.49	15.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[c]	1.08	1.08	1.08	1.10	1.08
Ratio of net expenses to average net assets	1.07[c]	1.08	1.08	1.08	1.10	1.08
Ratio of net investment (loss) to average net assets	(.25)[c]	(.18)	(.47)	(.30)	(.30)	(.22)
Portfolio Turnover Rate	24.43[b]	64.26	70.33	72.20	68.73	52.00
Net Assets, end of period ($ x 1,000)	297,690	225,801	217,006	187,957	184,493	160,409

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

14

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	368,596,978	-	-	368,596,978
Equity Securities - Foreign Common Stocks†	26,012,273	-	-	26,012,273

16

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Companies	21,657,682	-	-	21,657,682

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $18,564 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	6,282,306	60,641,246	59,369,802	7,553,750	1.9
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	19,931,017	100,994,531	106,821,616	14,103,932	3.5
Total	26,213,323	161,635,777	166,191,418	21,657,682	5.4

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: long-term capital gains $15,804,942. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, Service shares were charged $334,268 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $433 for transfer agency services and $36 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $36.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $20,953 pursuant to the custody agreement.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $252,189, Distribution Plan fees $62,154, custodian fees $7,945, Chief Compliance Officer fees $2,802 and transfer agency fees $187.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2017, amounted to $105,765,770 and $86,674,876, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $114,923,757, consisting of $115,750,871 gross unrealized appreciation and $827,114 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

NOTES

21

For More Information

Dreyfus Investment Portfolios, Technology Growth Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0175SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6